Other assets - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Other assets [Line Items]
Current contract assets	€ 292	€ 290
Non-current assets [member]
Other assets [Line Items]
Non-current prepaid expenses	98	129
Current assets [Member]
Other assets [Line Items]
Other current assets	490	493
Accrued income including contract assets	24	31
Current prepaid expenses	€ 174	€ 172